Intangible Assets (Schedule Of Goodwill And Net Carrying Amount Of Intangible Assets With Indefinite Lives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets by Segment [Line Items]
Goodwill gross, beginning balance	$ 454,494	$ 335,699
Accumulated impairment loss, beginning balance	(50,003)	(50,003)
Goodwill net, beginning balance	404,491	285,696
Acquisitions	124,393	111,245
Purchase price adjustments	(9,272)	170
Foreign currency translation adjustments	(7,649)	7,380
Goodwill gross, ending balance	561,966	454,494
Accumulated impairment loss, ending balance	(50,003)	(50,003)
Goodwill net, ending balance	511,963	404,491
Trade Name [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Indefinite lived intangible asset, Beginning balance	760	3,431
Acquisitions		513
Indefinite-lived Intangible Assets Reclassification to Definite-lived		(3,298)
Indefinite lived intangible asset, foreign currency translation adjustments	(32)	114
Indefinite lived intangible asset, Ending balance	728	760
North America [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Goodwill gross, beginning balance	292,402	271,557
Goodwill net, beginning balance	292,402	271,557
Acquisitions	108,932	13,316
Purchase price adjustments	(1,493)	170
Foreign currency translation adjustments	(212)	499
Intersegment transfer		6,860
Goodwill gross, ending balance	399,629	292,402
Goodwill net, ending balance	399,629	292,402
North America [Member] | Trade Name [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Indefinite lived intangible asset, Beginning balance	707	200
Acquisitions		513
Indefinite lived intangible asset, foreign currency translation adjustments	(9)	(6)
Indefinite lived intangible asset, Ending balance	698	707
Europe [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Goodwill gross, beginning balance	162,092	64,142
Accumulated impairment loss, beginning balance	(50,003)	(50,003)
Goodwill net, beginning balance	112,089	14,139
Acquisitions	15,461	97,929
Purchase price adjustments	(7,779)
Foreign currency translation adjustments	(7,437)	6,881
Intersegment transfer		(6,860)
Goodwill gross, ending balance	162,337	162,092
Accumulated impairment loss, ending balance	(50,003)	(50,003)
Goodwill net, ending balance	112,334	112,089
Europe [Member] | Trade Name [Member]
Indefinite-lived Intangible Assets by Segment [Line Items]
Indefinite lived intangible asset, Beginning balance	53	3,231
Indefinite-lived Intangible Assets Reclassification to Definite-lived		(3,298)
Indefinite lived intangible asset, foreign currency translation adjustments	(23)	120
Indefinite lived intangible asset, Ending balance	$ 30	$ 53